Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies [Abstract]
Other Commitments [Table Text Block]
millions of Canadian dollars	2019	2020	2021	2022	2023	Thereafter	Total
Purchased power (1)	$204	$203	$209	$208	$209	$2,194	$3,227
Transportation (2) (3)	569	347	255	215	170	1,492	3,048
Fuel and gas supply	642	237	49	7	3	-	938
Capital projects (4)	524	147	45	11	3	8	738
Long-term service agreements (5) (6)	110	67	42	30	33	246	528
Equity investment commitments (7)	-	190	-	-	-	-	190
Leases and other (8)	18	15	10	9	7	75	134
Demand side management	44	1	-	-	-	-	45
	$2,111	$1,207	$610	$480	$425	$4,015	$8,848
(1) Annual requirement to purchase electricity production from independent power producers or other utilities over varying contract lengths.
(2) Purchasing commitments for transportation of fuel and transportation capacity on various pipelines.
(3) Includes $82 million related to NEGG transportation capacity ($5 million in 2019; $5 million in 2020; $5 million in 2021; $4 million in 2022; $4 million in 2023 and $59 million thereafter). On completion of the sale of the NEGG facilities, the remaining future contractual obligations will be transferred to the buyer. Refer to note 17 for additional information.
(4) Includes $439 million of commitments related to Tampa Electric's solar and Big Bend Power Station modernization projects.
(5) Maintenance of certain generating equipment, services related to a generation facility and wind operating agreements, outsourced management of computer and communication infrastructure and vegetation management.
(6) Includes $248 million related to various long-term service agreements NEGG has entered into for maintenance of certain generating equipment ($46 million in 2019; $9 million in 2020; $24 million in 2021; $16 million in 2022; $16 million in 2023 and $137 million thereafter). On completion of the sale of the NEGG facilities, the remaining future contractual obligations will be transferred to the buyer. Refer to note 17 for additional information.
(7) Emera has a commitment to make equity contributions to the Labrador Island Link Limited Partnership.
(8) Operating lease agreements for office space, land, plant fixtures and equipment, telecommunications services, rail cars and vehicles.